TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) before Taxes on Income
Loss before taxes on income is comprised as follows:
	Year ended December 31,
	2015	2016	2017

Domestic	$(5,453)	$(6,012)	$(7,920)
Foreign	(1,608)	(700)	1,548

	$(7,061)	$(6,712)	$(6,372)

Schedule of Taxes on Income (expenses)
Taxes on income (expenses) are comprised as follows:

	Year ended December 31,
	2015	2016	2017

Current taxes	$(194)	$115	$(204)
Deferred taxes	(1,021)	-	-

	$(1,215)	$115	$(204)

Domestic	$(1,268)	$-	$-
Foreign	53	115	(204)

	$(1,215)	$115	$(204)

Schedule of Deferred Tax Assets
Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2016	2017

Carryforward losses	$12,859	$14,188
Research and development expenses	547	492
Provision for bad debt	-	16
Accrued severance pay	46	19
Accrued vacation pay	28	22

Deferred tax assets before valuation allowance	13,480	14,737

Deferred tax liability:
Intangible assets	(1,377)	(894)
Deferred revenues	(62)	(87)

Deferred tax liabilities before valuation allowance	(1,439)	(981)

Net deferred tax assets before valuation allowance	12,041	13,756

Valuation allowance	(12,041)	(13,756)

Net deferred tax assets	$-	$-

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits in the year ended December 31, 2016 and 2017 are as follows:

Gross unrecognized tax benefits as of January 1, 2016	$315
Deduction of unrecognized tax benefits	-

Gross unrecognized tax benefits as of December 31, 2016	315

Gross unrecognized tax benefits as of January 1, 2017	315
Increase in tax provisions prior years	183
Increase in tax provisions current year	-

Gross unrecognized tax benefits as of December 31, 2017	498